Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001756594
Registrant Name	Inventiva S.A.
Registration File Number	333-296414
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES